Lease Arrangements - Summary of Lease Liability (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities [Line Items]
Total lease liabilities	£ (275)	£ (342)
Property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(88)	(87)
Non-current lease liabilities	(178)	(242)
Non-property [member]
Disclosure Of Lease Liabilities [Line Items]
Current lease liabilities	(4)	(6)
Non-current lease liabilities	£ (5)	£ (7)